Consolidated Statement of Operations	10 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Operating expenses:
General and administrative	$ 14,087,675
Marketing and advertising	469,530
Total operating expenses	14,557,205
Loss from operations	(14,557,205)
Other (expense) income:
Interest expense	(347,481)
Loss on purchase of Bitcoin	(61,234,873)
Change in fair value of digital assets	(141,199,753)
Total other (expense) income, net	(202,782,107)
Loss before provision for income taxes	(217,339,312)
Provision for income taxes
Net loss	$ (217,339,312)
Class A Common Stock
Other (expense) income:
Weighted average shares (in shares) | shares	31,413,821
Basic net loss per common stock (in Dollars per share) | $ / shares	$ (3.68)
Diluted net loss per common stock (in Dollars per share) | $ / shares	$ (3.68)
Class B Common Stock
Other (expense) income:
Weighted average shares (in shares) | shares	27,695,898
Basic net loss per common stock (in Dollars per share) | $ / shares	$ (3.68)
Diluted net loss per common stock (in Dollars per share) | $ / shares	$ (3.68)